Scope of Consolidation, Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2020
Scope of Consolidation, Subsidiaries and Other Equity Investments
Scope of Consolidation, Subsidiaries and Other Equity Investments

(G.9) Scope of Consolidation, Subsidiaries and Other Equity Investments

Entities Consolidated in the Financial Statements

Total
12/31/2018	265
Additions	20
Disposals	-21
12/31/2019	264
Additions	17
Disposals	-12
12/31/2020	269

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers, and liquidations of legal entities.

Subsidiaries

Major Subsidiaries

Name and Location of Company	Ownership	Total Revenue	Profit/Loss (–)	Total Equity as	Number of	Footnote
		in 2020[1]	After Tax for	at 12/31/2020[1]	Employees as
			20201		at 12/31/2020[2]
	%	€ thousands	€ thousands	€ thousands
Ariba Technologies India Private Limited, Bangalore, India	100.0	71,814	5,856	27,694	1,163
Ariba, Inc., Palo Alto, CA, United States	100.0	1,364,062	393,506	4,384,584	1,905
Concur Technologies, Inc., Bellevue, WA, United States	100.0	1,704,448	69,886	7,093,719	3,734
Qualtrics, LLC, Wilmington, DE, United States	100.0	687,972	-595,614	5,490,095	2,431
SAP (China) Co., Ltd., Shanghai, China	100.0	948,426	2,287	-189,703	5,750	[16]
SAP (UK) Limited, Feltham, United Kingdom	100.0	1,189,692	81,641	74,774	1,738	[10]
SAP America, Inc., Newtown Square, PA, United States	100.0	6,038,852	176,711	18,092,145	8,352
SAP Argentina S.A., Buenos Aires, Argentina	100.0	160,724	-9,749	2,164	955	[16]
SAP Asia Pte Ltd, Singapore, Singapore	100.0	499,457	80	-12,285	1,102	[16]
SAP Australia Pty Ltd, Sydney, Australia	100.0	694,917	27,323	36,783	1,218
SAP Brasil Ltda, São Paulo, Brazil	100.0	463,326	-43,524	-39,474	2,138	[16]
SAP Canada Inc., Toronto, Canada	100.0	957,871	71,104	525,856	2,985
SAP Deutschland SE & Co. KG, Walldorf, Germany	100.0	4,571,609	926,552	1,843,908	4,580	[7,9]
SAP España - Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100.0	507,960	40,841	311,958	740
SAP France S.A., Levallois-Perret, France	100.0	1,089,190	220,940	1,717,909	1,482
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100.0	119,694	2,145	19,777	1,004
SAP India Private Limited, Bangalore, India	100.0	642,886	111,812	383,157	2,002
SAP Industries, Inc., Newtown Square, PA, United States	100.0	647,524	138,575	933,749	297
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100.0	582,922	41,776	378,505	723
SAP Japan Co., Ltd., Tokyo, Japan	100.0	1,275,694	139,717	369,854	1,306
SAP Labs India Private Limited, Bangalore, India	100.0	567,938	46,409	194,632	9,087
SAP Labs, LLC, Palo Alto, CA, United States	100.0	562,386	22,091	414,651	1,921
SAP México S.A. de C.V., Mexico City, Mexico	100.0	413,748	44,125	78,011	908	[16]
SAP National Security Services, Inc., Newtown Square, PA, United States	100.0	760,560	149,624	479,669	536
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands	100.0	701,572	68,342	262,769	591	[11]
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100.0	191,745	15,292	66,607	1,625
SAP Services s.r.o., Prague, Czech Republic	100.0	71,524	729	12,875	1,074
SuccessFactors, Inc., Newtown Square, PA, United States	100.0	816,597	317,427	4,131,532	931

Other Subsidiaries[3]

Name and Location of Company	Ownership	Footnote
	%

"SAP Kazakhstan" LLP, Almaty, Kazakhstan	100.0
110405, Inc., Newtown Square, PA, United States	100.0
Abakus Ukraine Limited Liability Company, Kiev, Ukraine	100.0
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100.0
Apex Expert Solutions LLC, Chantilly, VA, United States	100.0
Ariba Czech s.r.o., Prague, Czech Republic	100.0
Ariba India Private Limited, Gurgaon, India	100.0
Ariba International Holdings, Inc., Wilmington, DE, United States	100.0
Ariba International Singapore Pte Ltd, Singapore, Singapore	100.0
Ariba International, Inc., Wilmington, DE, United States	100.0
Ariba Slovak Republic, s.r.o., Košice, Slovakia	100.0
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China	100.0
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands	100.0	[11]
Business Objects Holding B.V., 's-Hertogenbosch, the Netherlands	100.0	[11]
Business Objects Option, LLC, Wilmington, DE, United States	100.0
Business Objects Software Limited (Trading as SAP Solutions), Dublin, Ireland	100.0
Callidus Software Inc.,Dublin, CA, United States	100.0
Callidus Software Ltd., Feltham, United Kingdom	100.0	[10]
Callidus Software Pty. Ltd., Sydney, Australia	100.0
CallidusCloud (India) Private Limited, Hyderabad, India	100.0
CallidusCloud (Malaysia) Sdn. Bhd., Kuala Lumpur, Malaysia	100.0
CallidusCloud Holdings Pty. Ltd., Sydney, Australia	100.0
CallidusCloud Pty. Ltd., Sydney, Australia	100.0
Christie Partners Holding C.V., 's-Hertogenbosch, the Netherlands	100.0
C-Learning Pty. Ltd., Sydney, Australia	100.0
ClearTrip Inc. (Mauritius), Ebene, Mauritius	100.0
ClearTrip Inc., George Town, Cayman Islands	57.0
ClearTrip MEA FZ LLC, Dubai, United Arab Emirates	100.0
ClearTrip Packages and Tours Private Limited, Mumbai, India	100.0
ClearTrip Private Limited, Mumbai, India	100.0

Name and Location of Company	Ownership	Footnote
	%
ClearTrip Travel & Holidays LLC, Dubai, United Arab Emirates	49.0	[5]
Clicktools Limited, Feltham, United Kingdom	100.0	[10]
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico	100.0
Concur (Canada), Inc., Toronto, Canada	100.0
Concur (Czech) s.r.o., Prague, Czech Republic	100.0	[16]
Concur (France) S.A.S., Paris, France	100.0
Concur (Germany) GmbH, Frankfurt am Main, Germany	100.0	[8,9]
Concur (Japan) Ltd., Tokyo, Japan	97.1
Concur (New Zealand) Limited, Wellington, New Zealand	100.0	[14]
Concur (Philippines) Inc., Makati City, Philippines	100.0
Concur (Switzerland) GmbH, Zurich, Switzerland	100.0	[13]
Concur Holdings (France) S.A.S., Paris, France	100.0
Concur Holdings (Netherlands) B.V., Amsterdam, the Netherlands	100.0	[11]
Concur Technologies (Australia) Pty. Limited, Sydney, Australia	100.0
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100.0
Concur Technologies (India) Private Limited, Bangalore, India	100.0
Concur Technologies (Singapore) Pte Ltd, Singapore, Singapore	100.0	[16]
Concur Technologies (UK) Limited, London, United Kingdom	100.0	[10]
ConTgo Consulting Limited, London, United Kingdom	100.0	[10]
ConTgo Limited, London, United Kingdom	100.0	[10]
Crystal Decisions (Ireland) Limited, Dublin, Ireland	100.0	[12]
Crystal Decisions (UK) Limited, London, United Kingdom	100.0	[10]
Crystal Decisions Holdings Limited, Dublin, Ireland	100.0	[12]
Datahug Limited, Dublin, Ireland	100.0
Delighted, LLC, Wilmington, DE, United States	100.0
Ebreez Egypt LLC, Cairo, Egypt	100.0
Emarsys Beijing Limited, Beijing, China	100.0	[4]
Emarsys eMarketing Systems AG, Vienna, Austria	100.0	[4]
Emarsys İletişim Sistemleri Tic. Ltd Şti., Istanbul, Turkey	100.0	[4]
Emarsys Interactive Services GmbH, Berlin, Germany	100.0	[4]
Emarsys Limited, Hong Kong, China	100.0	[4]
Emarsys North America, Inc., Indianapolis, IN, United States	100.0	[4]
Emarsys Pte Ltd, Singapore, Singapore	100.0	[4]
Emarsys Pty Ltd, Sydney, Australia	100.0	[4]
Emarsys S.A.S., Levallois-Perret, France	100.0	[4]
Emarsys Schweiz GmbH, Zurich, Switzerland	100.0	[4]
Emarsys UK Ltd, London, United Kingdom	100.0	[4]
EMARSYS-Technologies Informatikai Szolgáltató Kft., Budapest, Hungary	100.0	[4]
ESS Cubed Procurement Proprietary Limited, Johannesburg, South Africa	100.0
Extended Systems, Inc., San Ramon, CA, United States	100.0

Name and Location of Company	Ownership	Footnote
	%
Financial Fusion, Inc., San Ramon, CA, United States	100.0
Flyin Holding Limited, Dubai, United Arab Emirates	100.0
Flyin Travel and Tourism Private Limited, Hyderabad, India	100.0
Flyin Travel Limited, Limassol, Cyprus	100.0
Flyin Travel S.A.E, Cairo, Egypt	100.0
FreeMarkets Ltda., São Paulo, Brazil	100.0
Gigya UK Ltd, Feltham, United Kingdom	100.0	[10]
Hipmunk, Inc., San Francisco, CA, United States	100.0
hybris (US) Corp., Wilmington, DE, United States	100.0
hybris GmbH, Munich, Germany	100.0	[8,9]
Inxight Federal Systems Group, Inc., Wilmington, DE, United States	100.0
IP Asset Holdings, LLC, Provo, UT, United States	100.0
LeadFormix, Inc., Dublin, CA, United States	100.0
Learning Heroes Ltd., Feltham, United Kingdom	100.0	[10]
Learning Seat Borrowings Pty. Ltd., Sydney, Australia	100.0
Learning Seat Group Pty. Ltd., Sydney, Australia	100.0
Learning Seat Holdings Pty. Ltd., Sydney, Australia	100.0
Learning Seat Pty. Ltd., Sydney, Australia	100.0
LLC "Emarsys", Moscow, Russia	100.0	[4]
LLC “SAP Labs“, Moscow, Russia	100.0
LLC “SAP Ukraine”, Kiev, Ukraine	100.0	[16]
Loyalsys GmbH, Vienna, Austria	100.0	[4]
Loyalsys Technologies Israel Ltd., Tel Aviv, Israel	100.0	[4]
Nihon Ariba K.K., Tokyo, Japan	100.0
NoteShark, LLC, Chantilly, VA, United States	51.0
OrientDB Limited, Feltham, United Kingdom	100.0	[10]
Outerjoin, Inc., Dublin, CA, United States	100.0
OutlookSoft Deutschland GmbH, Walldorf, Germany	100.0	[8,9]
Plat.One Inc., Newtown Square, PA, United States	100.0
Plat.One Lab S.r.l., Genoa, Italy	100.0
PT SAP Indonesia, Jakarta, Indonesia	99.0
Q (AGF2) Inc., Wilmington, DE, United States	100.0
QAL Technologies Pty Ltd, Sydney, Australia	100.0
QCL Techonologies Ltd., Toronto, Canada	100.0
QDL Technologies GmbH, Munich, Germany	100.0
QFL Technologies S.A.R.L., Paris, France	100.0
QIL Technologies Limited, Dublin, Ireland	100.0
QPL Technologies sp. z o.o., Kraków, Poland	100.0
QSL Technologies Pte. Ltd., Singapore, Singapore	100.0
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100.0
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100.0
Quadrem Chile Ltda., Santiago de Chile, Chile	100.0
Quadrem International Ltd., Hamilton, Bermuda	100.0

Name and Location of Company	Ownership	Footnote
	%
Quadrem Netherlands B.V., Amsterdam, the Netherlands	100.0	[11]
Quadrem Overseas Cooperatief U.A., Amsterdam, the Netherlands	100.0	[11]
Quadrem Peru S.A.C., Lima, Peru	100.0
Qualtrics Holdings Inc., Wilmington, DE, United States	100.0	[4]
Qualtrics International Inc.,Wilmington, DE, United States	99.0	[17]
Qualtrics Japan LLC, Tokyo, Japan	100.0
Qualtrics Sweden AB, Stockholm, Sweden	100.0
Qualtrics Technologies Spain, S.L.U., Madrid, Spain	100.0
QUL Technologies Limited, London, United Kingdom	100.0	[10]
SAP (Beijing) Software System Co., Ltd., Beijing, China	100.0
SAP (China) Holding Co., Ltd., Beijing, China	100.0
SAP (Schweiz) AG, Biel, Switzerland	100.0
SAP Andina y del Caribe C.A., Caracas, Venezuela	100.0	[16]
SAP AZ LLC, Baku, Azerbaijan	100.0	[16]
SAP Belgium – Systems, Applications and Products SA, Brussels, Belgium	100.0
SAP Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Business Services Center Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100.0	[11]
SAP Chile Limitada, Santiago de Chile, Chile	100.0	[16]
SAP CIS, LLC, Moscow, Russia	100.0
SAP Colombia S.A.S., Bogotá, Colombia	100.0	[16]
SAP Costa Rica, S.A., San José, Costa Rica	100.0	[16]
SAP ČR, spol. s r.o., Prague, Czech Republic	100.0
SAP Cyprus Limited, Nicosia, Cyprus	100.0
SAP d.o.o., Zagreb, Croatia	100.0
SAP Danmark A/S, Copenhagen, Denmark	100.0
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP East Africa Limited, Nairobi, Kenya	100.0	[16]
SAP Egypt LLC, Cairo, Egypt	100.0	[16]
SAP EMEA Inside Sales S.L., Madrid, Spain	100.0

Name and Location of Company	Ownership	Footnote
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	[8,9]
SAP Estonia OÜ, Tallinn, Estonia	100.0
SAP Financial, Inc., Toronto, Canada	100.0
SAP Finland Oy, Espoo, Finland	100.0
SAP Foreign Holdings GmbH, Walldorf, Germany	100.0
SAP France Holding S.A., Levallois-Perret, France	100.0
SAP Global Marketing, Inc., New York, NY, United States	100.0
SAP Hellas Single Member S.A., Athens, Greece	100.0
SAP Hong Kong Co., Ltd., Hong Kong, China	100.0	[16]
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100.0	[8,9]
SAP India (Holding) Pte Ltd, Singapore, Singapore	100.0
SAP International Panama, S.A., Panama City, Panama	100.0
SAP International, Inc., Miami, FL, United States	100.0
SAP Investments, Inc., Wilmington, DE, United States	100.0
SAP Ireland Limited, Dublin, Ireland	100.0	[12]
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100.0
SAP Israel Ltd., Ra’anana, Israel	100.0	[16]
SAP Korea Ltd., Seoul, South Korea	100.0
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100.0
SAP Labs France S.A.S., Mougins, France	100.0
SAP Labs Israel Ltd., Ra’anana, Israel	100.0
SAP Labs Korea, Inc., Seoul, South Korea	100.0
SAP Latvia SIA, Riga, Latvia	100.0
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100.0

Name and Location of Company	Ownership	Footnote
	%
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	49.0	[5,16]
SAP Middle East FZ L.L.C, Dubai, United Arab Emirates	100.0	[16]
SAP Nederland Holding B.V.,‘s-Hertogenbosch, the Netherlands	100.0	[11]
SAP New Zealand Limited, Auckland, New Zealand	100.0
SAP Norge AS, Lysaker, Norway	100.0
SAP North West Africa Ltd, Casablanca, Morocco	100.0	[16]
SAP Österreich GmbH, Vienna, Austria	100.0
SAP Perú S.A.C., Lima, Peru	100.0	[16]
SAP Philippines, Inc., Taguig City, Philippines	100.0	[16]
SAP Polska Sp. z o.o., Warsaw, Poland	100.0
SAP Portals Europe GmbH, Walldorf, Germany	100.0
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Portals Israel Ltd., Ra’anana, Israel	100.0
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100.0
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100.0
SAP Public Services, Inc., Washington, DC, United States	100.0
SAP Puerto Rico GmbH, Walldorf, Germany	100.0	[8,9,16]
SAP Retail Solutions Beteiligungsgesellschaft mbH, Walldorf, Germany	100.0
SAP Romania SRL, Bucharest, Romania	100.0
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia	100.0
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia	75.0	[16]

Name and Location of Company	Ownership	Footnote
	%
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	[8,9]
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	[8,9]
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100.0
SAP Slovensko s.r.o., Bratislava, Slovakia	100.0
SAP Software and Services LLC, Doha, Qatar	49.0	[5,16]
SAP Svenska Aktiebolag, Stockholm, Sweden	100.0
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100.0
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100.0
SAP Taiwan Co., Ltd., Taipei, Taiwan	100.0
SAP Technologies Inc., Palo Alto, CA, United States	100.0
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100.0	[16]
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100.0
SAP UAB, Vilnius, Lithuania	100.0
SAP Ventures Investment GmbH, Walldorf, Germany	100.0	[8,9]
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100.0
SAP West Balkans d.o.o., Belgrade, Serbia	100.0
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100.0	[8,9]
SAP.io Fund, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Fund Investments II Holdings, LLC, Palo Alto, CA, United States	100.0	[6]
Sapphire Fund Investments II, LP, Palo Alto, CA, United Stated	0	[6]
Sapphire Fund Investments III, L.P., Palo Alto, CA, United States	0	[6]
Sapphire SAP HANA Fund of Funds, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Ventures Fund I, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Ventures Fund II, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Ventures Fund III, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Ventures Fund IV, L.P., Palo Alto, CA, United States	0	[6]
Sapphire Ventures Fund V L.P., Palo Alto, CA, United States	0	[4,6]
SAPV (Mauritius), Ebene, Mauritius	100.0	[6]
Saudi Ebreez Company for Electronic Services LLC, Riyadh, Kingdom of Saudi Arabia	100.0
Statwing, LLC, Wilmington, DE,United States	100.0
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100.0	[16]

Name and Location of Company	Ownership	Footnote
	%
SuccessFactors Cayman, Ltd., Grand Cayman, Cayman Islands	100.0
Sybase Angola, LDA, Luanda, Angola	100.0	[15]
Sybase Iberia, S.L., Madrid, Spain	100.0
Sybase India, Ltd., Wilmington, DE, United States	100.0
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States	100.0
Sybase Philippines, Inc., Makati City, Philippines	100.0
Sybase Software (India) Private Limited, Bangalore, India	100.0
Sybase, Inc., San Ramon, CA, United States	100.0
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100.0
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	70.0	[16]
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100.0	[16]
Technology Management Associates Inc., Chantilly, VA, United States	100.0
Temkin Group, LLC, Wilmington, DE, United States	100.0
TM Property Holdings, LLC, Wilmington, DE, United States	100.0
TomorrowNow, Inc., Bryan, TX, United States	100.0
TRX Europe Limited, London, United Kingdom	100.0	[10]

Name and Location of Company	Ownership	Footnote
	%
TRX Technologies India Private Limited, Raman Nagar, India	100.0
TRX UK Limited, London, United Kingdom	100.0	[10]
TRX, Inc., Bellevue, WA, United States	100.0
Volume Integration, Inc., Reston, VA, United States	100.0

[1] These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

2 As at December 31, 2020, including managing directors, in FTE.

[3] Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources, and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

[4] Consolidated for the first time in 2020.

[5] Agreements with the other shareholders provide that SAP SE fully controls the entity.

6 SAP SE has the following structured entities: SAP.io Fund, L.P., Sapphire Fund Investments II Holdings, LLC, Sapphire Fund Investments II, L.P., Sapphire Fund Investments III, L.P., Sapphire SAP HANA Fund of Funds, L.P., Sapphire Ventures Fund I, L.P., Sapphire Ventures Fund II, L.P., Sapphire Ventures Fund III, L.P, Sapphire Ventures Fund IV, L.P., Sapphire Ventures Fund V, L.P., SAPV (Mauritius). The results of operations of these entities are included in SAP’s consolidated financial statements in accordance with IFRS 10 (Consolidated Financial Statements).

[7] Entity whose personally liable partner is SAP SE.

[8] Entity with (profit and) loss transfer agreement.

[9] Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

[10] Pursuant to sections 479A to 479C of the UK Companies Act 2006, the entity is exempt from having its financial statements audited on the basis that SAP SE has provided a guarantee of the entity's liabilities in respect of its financial year ended December 31, 2020, or in respect of its financial year ended September 30, 2020, respectively.

[11] Pursuant to article 2:403 of the Dutch Civil Code, the entity is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare the financial statements, the requirement of independent audit, and the requirement of public disclosure, on the basis that SAP SE has provided a guarantee of the entity's liabilities in respect of its financial year ended December 31, 2020, or in respect of its financial year ended September 30, 2020, respectively.

[12] Pursuant to Irish Companies Act 2014, chapter 16 of Part 6, section 365, the entity is exempt from having its financial statements audited on the grounds that the entity is entitled to the benefits from a dormant entity exemption in respect of its financial year ended December 31, 2020.

[13] Pursuant to article 727a, paragraph 2 of the Swiss Code of Obligations, the entity is exempt from having its financial statements audited in respect of its financial year ended December 31, 2020, or in respect of its financial year ended September 30, 2020, respectively.

[14] Pursuant to section 211 (3) of the New Zealand Companies Act 1993 and section 45 (2) of the Financial Reporting Act 2013, the entity had approved exclusions and is not required to lodge audited financial statements in respect of its financial year ended September 30, 2020.

[15] Pursuant to Angola Tax Law and Presidential Decree no. 147/13 of October 1, 2013, the entity does not qualify as being a Large Taxpayer and therefore is exempt from having its financial statements audited in respect of its financial year ended December 31, 2020.

[16] Entity with support letter issued by SAP SE.

[17] Due to conditions in the share purchase agreement, no effects on the non-controlling interests were considered from an accounting point of view as at December 31, 2020.

Other Equity Investments

Name and Location of Company	Ownership
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28.30
Convercent, Inc., Denver, CO, United States	36.97
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17.00

Name and Location of Company
Equity Investments with Ownership of at Least 5%
83North IV, L.P., Herzliya, Israel
Adverity GmbH, Vienna, Austria
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners IV, L.P., Menlo Park, CA, United States
Amplify Partners Select Fund IV, L.P., Menlo Park, CA, United States
Amplify Partners, L.P., Menlo Park, CA, United States
Auth0, Inc., Bellevue, WA, United States
BGS Holdings, Inc., Austin, TX, United States
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
Brightfield Holdings, Inc., New York, NY, United States
BY Capital 2 GmbH & Co. KG, Berlin, Germany
Canvas Ventures 3, L.P., Portola Valley, CA, United States
Catchpoint Systems, Inc., New York, NY, United States
Chalfen Ventures Fund I L.P., Jersey, United Kingdom
CircleCI, Inc., San Francisco, CA, United States
Clari, Inc., Sunnyvale, CA, United States
Contentful GmbH, Berlin, Germany
Coscreen, Inc., Menlo Park, CA, United States
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Culture Amp, Inc., San Francisco, CA, United States
Data Collective II L.P., Palo Alto, CA, United States
Data Collective III L.P., Palo Alto, CA, United States
Data Collective IV, L.P., Palo Alto , CA, United States
DataRobot, Inc., Boston, MA, United States
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
Dremio Corporation, Santa Clara, CA, United States
FeedZai S.A., Lisbon, Portugal
Felix Capital Fund III, London, United Kingdom
Felix Ventures II, L.P., London, United Kingdom
Finco Services, Inc. (dba Current), New York, NY, United States
Follow Analytics, Inc., San Francisco, CA, United States
Greater Pacific Capital (Cayman) L.P., Grand Cayman, Cayman Islands
Haystack Ventures V, L.P., Mill Valley, CA, United States
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
InnovationLab GmbH, Heidelberg, Germany
innoWerft Technologie- und Gründerzentrum Walldorf Stiftung GmbH, Walldorf, Germany
JFrog, Ltd., Netanya, Israel
Jibe, Inc., New York, NY, United States
Kaltura, Inc., New York, NY, United States
Kavacha TopCo LLC, New York, NY, United States
Landlog Limited, Tokyo, Japan
LeanData, Inc., Sunnyvale, CA, United States
LGVP F I LLC, Dover, DE, United States
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe X, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe XI, L.P., St. Peter Port, Guernsey, Channel Islands
Mango Capital 2018, L.P., Los Altos, CA, United States
Mango Capital 2020, L.P., Los Altos, CA, United States
Matillion Ltd., Altrincham, United Kingdom
Medable Inc., Palo Alto, CA, United States
Mosaic Ventures I, L.P., London, United Kingdom
Narrative Science, Inc., Chicago, IL, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital III, L.P., Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
OpenX Software Limited, Pasadena, CA, United States
OpsRamp, Inc., San Jose, CA, United States
Outreach Corporation, Seattle, WA, United States
Pendo.io, Inc., Raleigh, NC, United States
PivotNorth Early Fund I, L.P., Atherton, CA, United States
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
Project 44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
Punchh, Inc., San Mateo, CA, United States
Reltio, Inc., Redwood Shores, CA, United States
Restream, Inc., Austin, Texas, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Scryer, Inc., New York, NY, United States
Side, Inc., San Francisco, CA, United States
Smart City Planning, Inc., Tokyo, Japan
Splashtop, Inc., San Jose, CA, United States
SportsTech Fund, L.P., Palo Alto, CA, United States
SportsTech Parallel Fund, L.P., Palo Alto, CA, United States
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
StackHawk, Inc., Denver, CO, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
SumoLogic, Inc., Redwood City, CA, United States
Sun Basket, Inc., San Francisco, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
The Currency Cloud Group Limited, London, United Kingdom
The SaaStr Fund II, L.P., Palo Alto, CA, United States
The SaaStr Fund, L.P., Palo Alto, CA, United States
Third Kind Venture Capital II, L.P., New York, NY, United States
Third Kind Venture Capital III, L.P., New York, NY, United States
Tribe Capital LLC Series 3, Redwood City, CA, United States
Tribe Capital LLC Series 8, Redwood City, CA, United States
UJET, Inc., San Francisco, CA, United States
Upfront V, L.P., Santa Monica, CA, United States
Uptycs, Inc., Waltham, MA, United States
VerbIT, Inc., New York, NY, United States
Vistex, Inc., Hoffman Estates, IL, United States
Wandera, Inc., San Francisco, CA, United States